VIA EDGAR

August 2, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Source Capital, Inc. (“Registrant”)

1940 Act File No. 811-1731

Dear Sir/Madam:

The Registrant is filing this amendment to its Form N-CSR for the period ended December 31, 2015, originally filed with the Securities and Exchange Commission on March 4, 2016 (Accession Number  0001104659-16-102645) to amend Item 1.

The purpose of this amendment is to amend and update the Registrant’s Letter to Shareholders contained in its Annual Report to Shareholders and revise certain disclosures related to changes to the Fund’s investment program on December 1, 2015.

If you have any questions relating to this filing, please do not hesitate to contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President

Enclosures

cc:   J. Richard Atwood